Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Statement of comprehensive income [abstract]
Net income	[1],[2]	$ 7,892	$ 7,450
Net change in unrealized foreign currency translation gains (losses):
Net unrealized foreign currency translation gains (losses)	[2]	(2,511)	1,345
Net gains (losses) on hedges of net investments in foreign operations	[2]	886	(577)
Income tax expense (benefit):
Net unrealized foreign currency translation gains (losses)	[2]	2	2
Net gains (losses) on hedges of net investments in foreign operations	[2]	238	(176)
Other comprehensive income on foreign currency translation and hedges of net investments net of tax	[2]	(1,865)	942
Net change in fair value due to change in debt instruments measured at fair value through other comprehensive income:
Net gains (losses) in fair value	[2]	2,977	176
Reclassification of net (gains) losses to net income	[2]	(2,126)	327
Income tax expense (benefit):
Net gains (losses) in fair value	[2]	806	19
Reclassification of net (gains) losses to net income	[2]	(567)	106
Other comprehensive income net of tax available for sale financial assets net of tax	[2]	612	378
Net change in gains (losses) on derivative instruments designated as cash flow hedges:
Net gains (losses) on derivative instruments designated as cash flow hedges	[2]	5,195	3,763
Reclassification of net (gains) losses to net income	[2]	(2,000)	(3,455)
Income tax expense (benefit):
Net gains (losses) on derivative instruments designated as cash flow hedges	[2]	1,363	1,034
Reclassification of net (gains) losses to net income	[2]	(511)	(971)
Other comprehensive income net of tax cash flow hedges	[2]	2,343	245
Net changes in finance income/(expense) from insurance contracts:
Net finance income/(expense) from insurance contracts	[2]	2	(19)
Income tax expense (benefit)	[2]	1	(2)
Other comprehensive income on finance income/(expense) from insurance contracts	[2]	1	(17)
Other comprehensive income (loss) from investments in associates	[2]	(1)	(16)
Net change in remeasurement of employee benefit plan asset and liability:
Actuarial gains (losses) on employee benefit plans	[2]	(195)	108
Income tax expense (benefit)	[2]	(59)	(6)
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	[2]	(136)	114
Net change in fair value due to change in equity instruments designated at fair value through other comprehensive income:
Net gains (losses) in fair value	[2]	444	(253)
Income tax expense (benefit)	[2]	106	(73)
Other comprehensive income net of tax for equity instruments designated at fair value through other comprehensive income	[2]	338	(180)
Net change in fair value due to change in own credit risk on financial liabilities designated under the fair value option:
Change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	[2]	(804)	(1,338)
Income tax expense (benefit)	[2]	(223)	(353)
Other comprehensive income net of tax change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	[2]	(581)	(985)
Other comprehensive income (loss) from investments in associates	[2]	1	2
Other comprehensive income (loss)	[2]	712	483
Comprehensive income	[2]	8,604	7,933
Comprehensive income (loss) attributable to non-controlling interests	[2]	62	317
Comprehensive income attributable to equity holders of the Bank	[2]	8,542	7,616
Preferred shareholders and other equity instrument holders	[2]	472	419
Common shareholders	[2]	$ 8,070	$ 7,197

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.